Debt and Equity Offering Costs (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs [Abstract]
Schedule of Debt and Equity Offering Costs

The debt and equity offering costs as of December 31, 2014 are summarized in the following table.

December 31,
(Dollars in thousands)	2014
Senior Secured Notes, Asset-Based Facility and Factoring Facility	$3,675
Term bridge loan and backstop commitments	10,560
Rights Offering	264
Total debt and equity offering costs	$14,499